Inventories - Summary of Inventories (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Merchandise held for resale	₽ 15,977	₽ 11,439
Right of return assets	231	125
Other inventories	216	119
Inventory valuation allowance	(1,082)	(909)
Inventories	₽ 15,342	₽ 10,774